Consolidated Statements of Operations - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
REVENUES
Product sales	$ 222,462			$ 285,914			$ 757,790	$ 779,835	$ 1,007,198	$ 1,011,477
EXPENSES
Personnel	424,823			520,666			1,328,156	1,241,742	1,906,438	1,171,941
Cost of products sold (exclusive of direct and indirect overhead and handling costs)	11,578			25,971			50,958	62,830	75,493	105,026
Research and development	1,086,753			941,539			4,859,794	3,071,113	4,869,160	2,711,275
Repairs and maintenance	1,408			1,232			4,521	4,215	8,295	3,821
Professional fees	72,319			151,749			435,282	613,000	571,937	808,770
Office and other	48,202			233,555			306,387	583,692	845,624	354,102
Board of Directors fees and costs	9,718			37,008			38,434	101,704	109,473	95,431
Depreciation	3,117			1,292			9,353	4,261	5,681	10,124
Freight and shipping	543			1,527			3,575	3,977	5,885	5,643
Inventory valuation allowance									13,265	12,150
Total operating expenses	1,658,461			1,914,539			7,037,732	5,686,534	8,551,758	5,278,283
LOSS FROM OPERATIONS	(1,435,999)			(1,628,625)			(6,279,942)	(4,906,699)	(7,544,560)	(4,266,806)
OTHER INCOME
Investment and other income	390			3,284			17,949	9,181	12,027	11,773
LOSS BEFORE INCOME TAXES	(1,435,609)			(1,625,341)			(6,261,993)	(4,897,518)	(7,532,533)	(4,255,033)
PROVISION FOR INCOME TAXES									0	0
NET LOSS	$ (1,435,609)	$ (2,192,392)	$ (2,633,992)	$ (1,625,341)	$ (1,368,011)	$ (1,904,166)	$ (6,261,993)	$ (4,897,518)	$ (7,532,533)	$ (4,255,033)
BASIC AND FULLY DILUTED NET LOSS PER COMMON SHARE (in dollars per share)	$ (0.01)			$ (0.01)			$ (0.04)	$ (0.05)	$ (0.07)	$ (0.05)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in shares)	151,945,741			121,086,101			144,310,921	104,286,287	108,191,753	81,756,839